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METLIFE INSURANCE COMPANY USA
GRAGG BUILDING
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NC 28277

May 6, 2015

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-197658/811-21262
     (MetLife Accumulation Annuity)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated May 1, 2015, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 8, 2015.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John Towers
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John Towers
Corporate Counsel
Metropolitan Life Insurance Company